INITIAL PUBLIC OFFERING Summary of Proceeds (Details) - USD ($) $ in Thousands		12 Months Ended
	May. 14, 2014	Dec. 31, 2014
Business Combinations [Abstract]
Proceeds from issuance of common units, net of underwriters' discount and commissions	$ 363,688	$ 340,957
Underwriting discounts and commissions	21,821
Structuring fees	910
Estimated offering expenses (reimbursed to PBF LLC)	5,000
Debt issuance costs	2,293
Retained for working capital	5,000
Distributed to PBF LLC	30,000	(328,664)
Purchase of marketable securities	$ 298,664	$ (1,918,637)